Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock	Convertible Preferred Stock
As of December 31, 2023, the Company has authorized 53,761,506 shares of preferred stock with a par value of $0.001. As of December 31, 2022, there were 21,977,282 shares of Series A Convertible Preferred Stock (Series A) and 2,950,548 shares of Series A-1 Convertible Preferred Stock (Series A-1) issued and outstanding. As of December 31, 2023, there were 21,977,282 shares of Series A, 2,950,548 shares of Series A-1, and 28,019,181 shares of Series B Convertible Preferred Stock (Series B) issued and outstanding. As of December 31, 2023, the total liquidation preference of issued and outstanding Series A, Series A-1, and Series B was $47.3 million, $10.0 million, and $83.5 million, or $2.15 per share, $3.3892 per share, and $2.9801 per share, respectively.
Dividends
The holders of preferred stock are entitled to receive annual noncumulative dividends at an annual rate of 8% in preference to any declaration or payment of any dividend on the common stock, on an as-converted basis when, as and if declared by the board of directors. As of December 31, 2022 and 2023, no dividends had been declared.
Voting Rights
Each holder of outstanding shares of Series A, Series A-1, and Series B shall be entitled to cast the number of votes equal to the number of whole shares of Class A common stock into which the shares of Series A, Series A-1, and Series B held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter.
Conversion Rights
Each share of preferred stock is convertible into shares of common stock at the ratio calculated by dividing the original issuance price by the conversion price. The conversion price is equal to the original issuance price but is subject to anti-dilution adjustments for splits, dividends and similar recapitalizations. As of December 31, 2023, the conversion ratio was one-for-one.
Subject to certain exclusions, anti-dilution price protection for additional sales of securities by the Company for consideration per unit less than the applicable conversion price per unit of any series of preferred stock are to be on a broad-based weighted average basis.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A, Series A-1, and Series B shall be entitled to be paid out of the assets of the Company available for distribution to its shareholders before any payment shall be made to the holders of the Class A and Class B convertible common stock.
The Company did not adjust the carrying values of the preferred stock to the liquidation preferences of such shares because it was uncertain whether or when an event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of Class B convertible common stock and preferred stock and these circumstances were not probable as of the balance sheet dates. Subsequent adjustments to the carrying values of the liquidation preferences are to be made only when it becomes probable that such a liquidation event will occur.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of the Company then outstanding preferred and common stock shall be entitled to be paid as follows:
•First to the holders of shares of preferred stock then outstanding, an amount per share equal to the sum of original issue price plus any dividends declared but unpaid thereon.
•Second, to the holders of shares of Class B convertible common stock then outstanding, an amount per share equal to the original issue price for the Class B convertible common stock, plus any dividends declared but unpaid thereon, plus an additional per share amount calculated at a rate per annum equal to
10% of the original $2.15 issue price for the Class B convertible common stock, compounded annually, and which shall be calculated from the Class
•B convertible common stock original issue date until the earlier to occur of (i) as applicable, the date of the deemed liquidation event or (ii) the fifth anniversary of such Class B convertible common stock original issue date. As of December 31, 2023, the liquidation preference was $9.5 million, or $3.46 per share.
•Then, among the holders of the shares of preferred stock, Class B convertible common stock, and Class A common stock, principally pro rata based on the number of shares held by each such holder as if they had been converted to Class A common stock immediately prior to such liquidation, dissolution or winding up of the Company.
Registration Rights
Under the Company’s investors’ rights agreement, the holders of a majority of Company’s stock outstanding have the right to demand that the Company file a registration statement or request that their shares be covered by a registration statement that the Company is otherwise filing. The obligations of the Company regarding such registration rights include, but are not limited to, commercially reasonable efforts to cause such registration statement to become effective, keep such registration statement effective for up to 120 days, prepare and file amendments and supplements to such registration statement and the prospectus used in connection with such registration statement, and furnish to the selling holders copies of the prospectus and any other documents as they may reasonably request. The terms of the registration rights provide for the payment of certain expenses related to the registration of the shares, including a capped reimbursement of legal fees of a single special counsel for the holders of the shares, but do not impose any obligations for the Company to pay additional consideration to the holders in case a registration statement is subsequently withdrawn at the request of the holders.